Supplement to Prospectus Supplement dated May 30, 2001
                      (to Prospectus dated May 29, 2001)

                                 $631,453,397
                                 (Approximate)

                          DLJ Mortgage Capital, Inc.
                       GreenPoint Mortgage Funding, Inc.
                                    Sellers



                  Washington Mutual Mortgage Securities Corp.
                              Seller and Servicer



                     Chase Manhattan Mortgage Corporation
                                   Servicer



                          Credit Suisse First Boston
                           Mortgage Securities Corp.
                                   Depositor



        CSFB Mortgage-Backed Pass-Through Certificates, Series 2001-11

                                --------------



         The prospectus supplement dated May 30, 2001 to the prospectus dated May 29, 2001 with respect to the above captioned series of certificates is hereby amended as follows:

         o the first paragraph under the heading "Description of the Certificates--Distributions of Principal--The Group III
Certificates--Distribution of Class III-A-15 Accrual Amount" is hereby deleted in its entirety and replaced by the following:

         "On each distribution date on or before the Class III-A-15 Accretion Termination Date, the Class III-A-15 Accrual Amount will be distributed, as principal, to the Class III-A-12 and Class III-A-14 Certificates, until reduced to their aggregate TAC balance as shown in Annex V for such distribution date, sequentially, as follows:

         (i) to the Class III-A-12 Certificates, until reduced to their TAC balance as shown in Annex VI for such distribution date, until the Class Principal Balance thereof is reduced to zero;

         (ii) to the Class III-A-14 Certificates, until the Class Principal Balance thereof is reduced to zero;

         (iii) to the Class III-A-12 Certificates, until the Class Principal Balance thereof is reduced to zero; and

         (iv)     to the Class III-A-15 Certificates."

         o the following subclause I(ii)(b)(3) is hereby added immediately succeeding subclause I(ii)(b)(2) in the second paragraph under the heading "Description of the Certificates--Distributions of Principal--The Group III Certificates--Distribution of the Group III Principal Payment Amount":

         "(3) to the Class III-A-12 Certificates, until the Class Principal Balance thereof has been reduced to zero;"

         o subclause I(ii)(d) in the second paragraph under the heading "Description of the Certificates--Distributions of Principal--The Group III Certificates--Distribution of the Group III Principal Payment Amount" is hereby deleted in its entirety and replaced by the following:

         "(d) to the Class III-A-12 and Class III-A-14 Certificates, without regard to their aggregate TAC balance, in the order described in subclause (b) above, until the Class Principal Balances thereof have been reduced to zero;"

         o the following subclause II(i)(b)(2)(C) is hereby added immediately succeeding subclause II(i)(b)(2)(B) in the second paragraph under the heading "Description of the Certificates--Distributions of Principal--The Group III Certificates--Distribution of the Group III Principal Payment Amount":

         "(C) to the Class III-A-12 Certificates, until the Class Principal Balance thereof has been reduced to zero;"

         o subclause II(i)(b)(4) in the second paragraph under the heading "Description of the Certificates--Distributions of Principal--The Group III Certificates--Distribution of the Group III Principal Payment Amount" is hereby deleted in its entirety and replaced by the following:

         "(4) to the Class III-A-12 and Class III-A-14 Certificates, without regard to their aggregate TAC balance, in the order described in subclause (2) above, until the Class Principal Balances thereof have been reduced to zero;"

                          Credit Suisse First Boston
                                  Underwriter

                 The date of this Supplement is June 20, 2001.